DUE FROM A RELATED PARTY (Details Narrative) - Nova Pulsar Holdings Limited [Member] - USD ($)		12 Months Ended
	Jun. 05, 2025	Jun. 02, 2026	Sep. 30, 2025	Jun. 02, 2025	Apr. 30, 2024	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Convertible debt			$ 575,000		$ 69,763	$ 69,764
Conversion price			$ 10.00
Promissory note converted amount		$ 714,527
Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion price				$ 2.26113
Ordinary shares issuable upon conversion of promissort notes				316,004
Ordinary shares issued upon conversion of promissort notes	316,004